Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



December 10, 2004


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      The MDL Funds (File Nos. 333-50032 and 811-10207)

Ladies and Gentlemen:

On behalf of our client The MDL Funds (the "Trust"), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary copy of the Schedule 14A, notice, proxy statement and voting instruction forms ("Proxy Materials") for the Meeting of Shareholders ("Meeting") of the Trust scheduled to be held on February 18, 2005.

The Meeting is being called for the purpose of electing Trustee nominees to the Trust.

The Trust intends to mail definitive proxy materials to shareholders on or about Thursday, January 6, 2005. In the event the staff has comments, please be aware that the information contained herein is substantially identical to filings of The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400) and The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102). Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5391 with your questions or comments.


Sincerely,

/s/ Kathleen M. Macpeak

Kathleen M. Macpeak